Performance Management	Dec. 31, 2025
MFS Blended Research Core Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (3.19)%. During the period(s) shown in the bar chart, the highest quarterly return was 19.86% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (20.20)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Blended Research Core Equity Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Standard & Poor's 500 Stock Index | Average Annual Return, Label [Optional Text]	Standard & Poor's 500 Stock Index
Standard & Poor's 500 Stock Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
Initial Class Shares | Average Annual Return, Percent		16.10%	15.30%	13.88%
Service Class Shares | Average Annual Return, Percent		15.82%	15.01%	13.59%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Blended Research Core Equity Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(3.19%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	19.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(20.20%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Corporate Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (0.52)%. During the period(s) shown in the bar chart, the highest quarterly return was 10.19% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (8.26)% (for the calendar quarter ended June 30, 2022).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Corporate Bond Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. Credit Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Credit Index
Bloomberg U.S. Credit Index | Average Annual Return, Percent		7.83%	(0.05%)	3.15%
Initial Class Shares | Average Annual Return, Percent		7.56%	(0.06%)	3.32%
Service Class Shares | Average Annual Return, Percent		7.30%	(0.32%)	3.06%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Corporate Bond Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(0.52%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	10.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(8.26%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MFS Core Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Footnotes [Text Block]	*Included in the Initial Class total return for the 2017 calendar year are proceeds received from a non-recurring litigation settlement against Household International, Inc. Had these proceeds not been included, the calendar year 2017 total return would have been lower by 0.96%.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (4.05)%. During the period(s) shown in the bar chart, the highest quarterly return was 20.65% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (19.19)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Core Equity Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Initial Class Shares | Average Annual Return, Percent		12.50%	11.52%	13.81%
Service Class Shares | Average Annual Return, Percent		12.22%	11.26%	13.53%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Core Equity Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(4.05%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	20.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Emerging Markets Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Footnotes [Text Block]	*The 2016 performance includes a 0.33% positive impact due to reimbursement to the fund by a third-party service provider.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (0.11)%. During the period(s) shown in the bar chart, the highest quarterly return was 18.45% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (27.51)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Emerging Markets Equity Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (net div) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (net div)
MSCI Emerging Markets Index (net div) | Average Annual Return, Percent		33.57%	4.20%	8.42%
Initial Class Shares | Average Annual Return, Percent		33.65%	4.37%	7.92%
Service Class Shares | Average Annual Return, Percent		33.35%	4.11%	7.65%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Emerging Markets Equity Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(0.11%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	18.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(27.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Global Governments Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (1.48)%. During the period(s) shown in the bar chart, the highest quarterly return was 8.63% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (8.61)% (for the calendar quarter ended December 31, 2016).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Global Governments Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index | Average Annual Return, Percent		8.17%	(2.15%)	1.26%
JPMorgan Global Government Bond Index (Unhedged) | Average Annual Return, Label [Optional Text]	JPMorgan Global Government Bond Index (Unhedged)
JPMorgan Global Government Bond Index (Unhedged) | Average Annual Return, Percent		6.56%	(3.74%)	0.35%
Initial Class Shares | Average Annual Return, Percent		6.54%	(4.43%)	(0.07%)
Service Class Shares | Average Annual Return, Percent		6.32%	(4.67%)	(0.32%)

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Global Governments Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(1.48%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.63%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(8.61%)
Lowest Quarterly Return, Date	Dec. 31, 2016
MFS Global Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) one or more other measures of performance for markets in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) one or more other measures of performance for markets in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Footnotes [Text Block]	*The 2016 performance includes a 0.55% positive impact due to a reimbursement to the fund by a third-party service provider.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (9.10)%. During the period(s) shown in the bar chart, the highest quarterly return was 19.85% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (18.99)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Global Growth Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (net div) | Average Annual Return, Label [Optional Text]	MSCI All Country World Index (net div)
MSCI All Country World Index (net div) | Average Annual Return, Percent		22.34%	11.19%	11.72%
MSCI All Country World Growth Index (net div) | Average Annual Return, Label [Optional Text]	MSCI All Country World Growth Index (net div)
MSCI All Country World Growth Index (net div) | Average Annual Return, Percent		22.44%	11.12%	13.99%
Initial Class Shares | Average Annual Return, Percent		7.68%	6.77%	11.76%
Service Class Shares | Average Annual Return, Percent		7.43%	6.50%	11.48%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Global Growth Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(9.10%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	19.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(18.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Global Research Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (2.64)%. During the period(s) shown in the bar chart, the highest quarterly return was 19.48% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (19.32)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Global Research Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (net div) | Average Annual Return, Label [Optional Text]	MSCI All Country World Index (net div)
MSCI All Country World Index (net div) | Average Annual Return, Percent		22.34%	11.19%	11.72%
Initial Class Shares | Average Annual Return, Percent		16.36%	9.30%	11.21%
Service Class Shares | Average Annual Return, Percent		16.07%	9.03%	10.93%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Global Research Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(2.64%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	19.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Global Tactical Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Performance Additional Market Index [Text]	As of December 31, 2025, the MFS Global Tactical Allocation Blended Index (the Blended Index) consisted of the following indices and weightings: 35% MSCI World Index (net div); 54% Bloomberg Global Aggregate Index (USD Hedged); and 11% Bloomberg Global Aggregate Index. The components and weightings of the Blended Index may have differed during the periods and may differ in the future.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was 1.58%. During the period(s) shown in the bar chart, the highest quarterly return was 7.99% (for the calendar quarter ended December 31, 2022) and the lowest quarterly return was (10.40)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Global Tactical Allocation Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index | Average Annual Return, Percent		8.17%	(2.15%)	1.26%
MFS Global Tactical Allocation Blended Index | Average Annual Return, Label [Optional Text]	MFS Global Tactical Allocation Blended Index
MFS Global Tactical Allocation Blended Index | Average Annual Return, Percent		10.78%	4.20%	5.81%
Initial Class Shares | Average Annual Return, Percent		15.48%	4.86%	5.67%
Service Class Shares | Average Annual Return, Percent		15.21%	4.60%	5.40%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

As of December 31, 2025, the MFS Global Tactical Allocation Blended Index (the Blended Index) consisted of the following indices and weightings: 35% MSCI World Index (net div); 54% Bloomberg Global Aggregate Index (USD Hedged); and 11% Bloomberg Global Aggregate Index. The components and weightings of the Blended Index may have differed during the periods and may differ in the future.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Global Tactical Allocation Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	1.58%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	7.99%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(10.40%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Government Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (0.09)%. During the period(s) shown in the bar chart, the highest quarterly return was 6.36% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (4.86)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Government Securities Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. Government/Mortgage Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Government/Mortgage Index
Bloomberg U.S. Government/Mortgage Index | Average Annual Return, Percent		7.09%	(0.53%)	1.46%
Initial Class Shares | Average Annual Return, Percent		6.99%	(0.68%)	1.29%
Service Class Shares | Average Annual Return, Percent		6.63%	(0.94%)	1.03%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Government Securities Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(0.09%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	6.36%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(4.86%)
Lowest Quarterly Return, Date	Mar. 31, 2022
MFS High Yield Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (0.59)%. During the period(s) shown in the bar chart, the highest quarterly return was 7.41% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (10.31)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS High Yield Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index | Average Annual Return, Percent		8.62%	4.50%	6.52%
Initial Class Shares | Average Annual Return, Percent		8.65%	3.87%	5.56%
Service Class Shares | Average Annual Return, Percent		8.47%	3.63%	5.30%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS High Yield Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(0.59%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	7.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(10.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

Performance information prior to December 2, 2019, reflects time periods when the fund had (i) a policy permitting the fund to invest up to 100% of its assets in below investment grade quality debt instruments and (ii) a policy permitting the fund to invest in equity securities as a principal investment strategy. The fund's investment policies and strategies changed effective December 2, 2019. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was 0.00%. During the period(s) shown in the bar chart, the highest quarterly return was 9.11% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (6.37)% (for the calendar quarter ended June 30, 2022).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Income Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Initial Class Shares | Average Annual Return, Percent		7.33%	0.66%	3.58%
Service Class Shares | Average Annual Return, Percent		7.09%	0.41%	3.33%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Income Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	none
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	9.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.37%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MFS International Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (3.46)%. During the period(s) shown in the bar chart, the highest quarterly return was 17.16% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (18.65)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS International Growth Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World (ex-US) Index (net div) | Average Annual Return, Label [Optional Text]	MSCI All Country World (ex-US) Index (net div)
MSCI All Country World (ex-US) Index (net div) | Average Annual Return, Percent		32.39%	7.91%	8.41%
MSCI All Country World (ex-US) Growth Index (net div) | Average Annual Return, Label [Optional Text]	MSCI All Country World (ex-US) Growth Index (net div)
MSCI All Country World (ex-US) Growth Index (net div) | Average Annual Return, Percent		25.65%	4.01%	7.92%
Initial Class Shares | Average Annual Return, Percent		21.12%	7.07%	9.88%
Service Class Shares | Average Annual Return, Percent		20.81%	6.80%	9.60%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS International Growth Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(3.46%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	17.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(18.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS International Intrinsic Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) one or more other measures of performance for markets in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) one or more other measures of performance for markets in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (0.22)%. During the period(s) shown in the bar chart, the highest quarterly return was 16.94% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (15.42)% (for the calendar quarter ended June 30, 2022).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS International Intrinsic Value Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE (Europe, Australasia, Far East) Index (net div) | Average Annual Return, Label [Optional Text]	MSCI EAFE (Europe, Australasia, Far East) Index (net div)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) | Average Annual Return, Percent		31.22%	8.92%	8.18%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) | Average Annual Return, Label [Optional Text]	MSCI EAFE (Europe, Australasia, Far East) Value Index (net div)
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) | Average Annual Return, Percent		42.25%	13.36%	8.69%
Initial Class Shares | Average Annual Return, Percent		33.26%	7.28%	9.95%
Service Class Shares | Average Annual Return, Percent		32.96%	7.02%	9.68%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS International Intrinsic Value Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(0.22%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	16.94%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(15.42%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MFS Massachusetts Investors Growth Stock Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (9.36)%. During the period(s) shown in the bar chart, the highest quarterly return was 20.73% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (17.76)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Massachusetts Investors Growth Stock Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent		18.56%	15.32%	18.13%
Initial Class Shares | Average Annual Return, Percent		9.90%	10.02%	14.27%
Service Class Shares | Average Annual Return, Percent		9.61%	9.74%	13.98%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Massachusetts Investors Growth Stock Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(9.36%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	20.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(17.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Research International Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) one or more other measures of performance for markets in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) one or more other measures of performance for markets in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was 0.97%. During the period(s) shown in the bar chart, the highest quarterly return was 16.54% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (19.81)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Research International Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE (Europe, Australasia, Far East) Index (net div) | Average Annual Return, Label [Optional Text]	MSCI EAFE (Europe, Australasia, Far East) Index (net div)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) | Average Annual Return, Percent		31.22%	8.92%	8.18%
MSCI All Country World (ex-US) Index (net div) | Average Annual Return, Label [Optional Text]	MSCI All Country World (ex-US) Index (net div)
MSCI All Country World (ex-US) Index (net div) | Average Annual Return, Percent		32.39%	7.91%	8.41%
Initial Class Shares | Average Annual Return, Percent		22.05%	5.51%	7.54%
Service Class Shares | Average Annual Return, Percent		21.75%	5.25%	7.27%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Research International Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	0.97%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	16.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Technology Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (10.23)%. During the period(s) shown in the bar chart, the highest quarterly return was 31.09% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (21.46)% (for the calendar quarter ended June 30, 2022).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Technology Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Standard & Poor's 500 Stock Index | Average Annual Return, Label [Optional Text]	Standard & Poor's 500 Stock Index
Standard & Poor's 500 Stock Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
Standard & Poor's North American Technology Sector Index | Average Annual Return, Label [Optional Text]	Standard & Poor's North American Technology Sector Index
Standard & Poor's North American Technology Sector Index | Average Annual Return, Percent		27.82%	18.02%	22.54%
Initial Class Shares | Average Annual Return, Percent		16.57%	12.45%	18.64%
Service Class Shares | Average Annual Return, Percent		16.28%	12.17%	18.35%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Technology Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(10.23%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	31.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(21.46%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MFS U.S. Government Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time.

Performance information prior to April 29, 2016, reflects time periods when the fund was not considered a U.S. Government money market fund and had different investment policies and strategies. The fund's investment policies and strategies changed effective April 29, 2016. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was 0.80%. During the period(s) shown in the bar chart, the highest quarterly return was 1.25% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was 0.00% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS U.S. Government Money Market Portfolio	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Initial Class Shares | Average Annual Return, Percent	3.85%	2.87%	1.77%
Service Class Shares | Average Annual Return, Percent	3.85%	2.87%	1.77%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS U.S. Government Money Market Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	0.80%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	1.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022